SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
0 1 - A u g - 0 7
Structured Asset Securities Corporation
(I.R.S. Employer Identification No.)
74-2440850
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
01-Jul-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-139693-04
Commission File Number of depositor:
333-139693
(Exact name of sponsor as specified in its charter)
Lehman Brothers Holdings Inc.
(Former name, former address, if changed since last report)
No Change
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7
7 4 5 S e v e n t h A v e n u e
New York, New York
10019
(212) 526-7000
New York
FORM 10-D/A
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On August 27, 2007 a distribution was made to holders of Structured Adjustable Rate Mortgage Loan Trust, Series
2007-7, Structured Adjustable Rate Mortgage Loan Trust Pass Through Certificates Series 2007-7. The monthly report to holders is attached as Exhibit 99.1.
Class 1-A1 [___] [___] [_X_]
Class 1-A2 [___] [___] [_X_]
Class 1-A3 [___] [___] [_X_]
Class 2-A1 [___] [___] [_X_]
Class 2-A11 [___] [___] [_X_]
Class 2-A12 [___] [___] [_X_]
Class 2-A13 [___] [___] [_X_]
Class 2-A14 [___] [___] [_X_]
Class 2-A1X [___] [___] [_X_]
Class 2-A2 [___] [___] [_X_]
Class 2-A21 [___] [___] [_X_]
Class 2-A22 [___] [___] [_X_]
Class 2-A23 [___] [___] [_X_]
Class 2-A24 [___] [___] [_X_]
Class 2-A2X [___] [___] [_X_]
Class 2-A3 [___] [___] [_X_]
Class 2-AS1 [___] [___] [_X_]
Class 2-AS2 [___] [___] [_X_]
Class 2-AS3 [___] [___] [_X_]
Class 2-AS4 [___] [___] [_X_]
Class 2-B1 [___] [___] [_X_]
Class 2-B2 [___] [___] [_X_]
Class 2-B3 [___] [___] [_X_]
Class M-1 [___] [___] [_X_]
Class M-2 [___] [___] [_X_]
Class M-3 [___] [___] [_X_]
Class M-4 [___] [___] [_X_]
Class M-5 [___] [___] [_X_]
Class M-6 [___] [___] [_X_]
Class R-II [___] [___] [_X_]
On September 6th, 2007 a revision was made to the monthly report. The accrual period for Classes 1-A1, 1-A2, 1-A3, M-1,
M-2, M-3 was incorrect. Interest was incorrectly paid to these Classes and to Class X. The revised report shows the correct interest amounts, which are listed below.
Class Interest Paid
1-A1 $ 793,640.01
1-A2 $ 291,204.25
1-A3 $ 124,241.48
M-1 $ 22,310.13
M-2 $ 21,644.87
M-3 $ 15,247.46
X $ 178,553.99
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Revised Monthly report distributed to holders of Structured Adjustable Rate Mortgage Loan Trust, Series 2007-
7, Structured Adjustable Rate Mortgage Loan Trust Pass Through Certificates Series 2007-7, relating to the August 27, 2007 distribution.
Item 3. Sales of Securities and Use of Proceeds.
Class
Initial Principal Balance
On July 31, 2007, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the "Securities Act") to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act):
Class C N/A
Class X $3,468,693.49
Class R-I N/A - Non-Economic Tax Residual
Class 2-B4 $1,874,000
Class 2-B5 $1,457,000
Class 2-B6 $1,252,155
Class 1-AP $100 - Prepayment Penalty Amounts
Class 2-AP $100 - Prepayment Penalty Amounts
The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7
Michele Olds
VP Servicer Oversight
Michele Olds
/s/ :
9/12/07
(Issuing Entity)
Aurora Loan Services LLC, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1 Revised monthly report distributed to holders of Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7,
Structured Adjustable Rate Mortgage Loan Trust Pass Through Certificates Series 2007-7, relating to the
August 27, 2007 distribution.